Loans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 2,041	¥ 853	¥ 4,576
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	24,957	51,720
Valuation losses related to loans held for sale accounted for at the lower of cost or fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans, amount attributable to valuation losses related to loans held for sale accounted for at the lower of cost or fair value	¥ 1,510	¥ 54	¥ 3,435